Disclosure of detailed information about significant commitments for streams and offtakes (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Per ounce/carat price	2.75
Amulsar stream [Member]
Statements Line Items
Term of agreement	40 years
Amulsar Offtake [Member]
Statements Line Items
Term of agreement	Until delivery of 2,110,425 ounces Au
Back Forty stream [Member]
Statements Line Items
Term of agreement	Life of mine
Brucejack offtake [Member]
Statements Line Items
Term of agreement	Until delivery of 3,533,500 ounces Au
Mantos stream [Member]
Statements Line Items
Term of agreement	Life of mine
Renard stream
Statements Line Items
Term of agreement	40 years
Sasa stream [Member]
Statements Line Items
Term of agreement	40 years
Gibraltar stream [Member]
Statements Line Items
Term of agreement	Life of mine
Gold Metal Member | Amulsar stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	4.22%
Per ounce/carat price	400
Gold Metal Member | Amulsar Offtake [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	81.91%
Per ounce/carat price	Based on quotational period
Gold Metal Member | Back Forty stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	18.50%
Per ounce/carat price	30% spot price (max $600)
Gold Metal Member | Brucejack offtake [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	50.00%
Per ounce/carat price	Based on quotational period
Silver [Member] | Amulsar stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	62.50%
Per ounce/carat price	$4
Silver [Member] | Back Forty stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	75.00%
Per ounce/carat price	$4
Silver [Member] | Mantos stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	25% spot
Silver [Member] | Sasa stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	100.00%
Per ounce/carat price	$5
Silver [Member] | Gibraltar stream [Member]
Statements Line Items
Attributable payable production to be purchased, percentage	75.00%
Per ounce/carat price	$2.75
Diamond [Member] | Renard stream
Statements Line Items
Attributable payable production to be purchased, percentage	9.60%
Per ounce/carat price	Higher of 40% of sales price or $40